Leases - Rollforward of lease liabilities relating to Notes and Equity (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	R$ 15,146,411
Current lease liabilities	6,314,221	R$ 3,687,392
Non-current lease liabilities	15,064,626	11,459,019
Interest expense on lease liabilities	2,460,514	2,420,557	R$ 2,533,128
Foreign currency exchange	(72,885)	32,706
Lease liabilities	21,378,847	15,146,411
Leases	6,314,221	3,687,392
Balances at the end of the period	21,378,847	15,146,411
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	12,455,827	14,582,833
Current lease liabilities	4,928,197	3,349,056	4,025,948
Non-current lease liabilities	12,410,501	9,106,771	10,556,885
Increase through new leases, liabilities arising from financing activities	2,669,753	1,108,706
Interest expense on lease liabilities	2,004,159	2,328,668
Transfers	(226,490)	(2,634,969)
Decrease through payments, liabilities arising from financing activities	3,226,647	3,083,547
Modifications	231,459	1,237,323
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	3,461,495	980,080
Lease liabilities	17,338,698	12,455,827	14,582,833
Leases	4,928,197	3,349,056	4,025,948
Balances at the end of the period	R$ 17,338,698	R$ 12,455,827	14,582,833
Lease equity | Lessors [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years	2 years 7 months 6 days	3 years 7 months 6 days
Weighted average lessee's incremental borrowing rate applied to lease liabilities	14.40%	14.60%
Balances at the beginning of the period	R$ 1,659,739	R$ 0
Increase through new leases, liabilities arising from financing activities		17,270
Interest expense on lease liabilities	294,359	55,597
Transfers	226,490	1,640,771
Decrease through payments, liabilities arising from financing activities	(61,245)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	563,822	(53,899)
Lease liabilities	2,683,165	1,659,739	0
Balances at the end of the period	2,683,165	1,659,739	0
Lease equity
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	1,659,739	0
Current lease liabilities	1,241,318	216,388	0
Non-current lease liabilities	1,441,847	1,443,351	0
Increase through new leases, liabilities arising from financing activities		17,270
Interest expense on lease liabilities	294,359	55,597
Transfers	226,490	1,640,771
Decrease through payments, liabilities arising from financing activities	(61,245)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	563,822	(53,899)
Lease liabilities	2,683,165	1,659,739	0
Leases	1,241,318	216,388	0
Balances at the end of the period	R$ 2,683,165	R$ 1,659,739	0
Lease notes | Lessors [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years	5 years 6 months	6 years 6 months
Weighted average lessee's incremental borrowing rate applied to lease liabilities	14.80%	14.80%
Balances at the beginning of the period	R$ 1,030,845	R$ 0
Increase through new leases, liabilities arising from financing activities		11,097
Interest expense on lease liabilities	161,996	36,292
Transfers		1,018,404
Decrease through payments, liabilities arising from financing activities	(123,703)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	287,846	(34,948)
Lease liabilities	1,356,984	1,030,845	0
Balances at the end of the period	1,356,984	1,030,845	0
Lease notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balances at the beginning of the period	1,030,845	0
Current lease liabilities	144,706	121,948	0
Non-current lease liabilities	1,212,278	908,897	0
Increase through new leases, liabilities arising from financing activities		11,097
Interest expense on lease liabilities	161,996	36,292
Transfers		1,018,404
Decrease through payments, liabilities arising from financing activities	(123,703)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	287,846	(34,948)
Lease liabilities	1,356,984	1,030,845	0
Leases	144,706	121,948	0
Balances at the end of the period	R$ 1,356,984	R$ 1,030,845	R$ 0